As filed with the Securities and Exchange Commission on November 3, 2011.

File Nos.  002-96634

         811-04267

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  43                       (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  44                                      (X)

INSTITUTIONAL FIDUCIARY TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (insert date)pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a) (1)

[ ] on (date) after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of November, 2011.

INSTITUTIONAL FIDUCIARY TRUST

(Registrant)

*By:  /s/ David P. Goss_______

 David P. Goss

 Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	Chief Executive Officer – Investment Management
Dated: November 1, 2011

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: November 1, 2011

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: November 1, 2011

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: November 1, 2011

SAM GINN*	Trustee
San Ginn	Dated: November 1, 2011

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: November 1, 2011

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: November 1, 2011

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: November 1, 2011

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee
Date: November 1, 2011

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: November 1, 2011

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: November 1, 2011

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: November 1, 2011

By:   _/s/ David P. Goss

David P. Goss

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of November, 2011.

THE MONEY MARKET

PORTFOLIOS

 By:  /s/ David P. Goss_______

 David P. Goss

 Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer - Investment Management Dated: November 1, 2011

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: November 1, 2011

Gaston Gardey* Gaston Gardey	Chief Financial Officer Dated: November 1, 2011

Harris J. Ashton* Harris J. Ashton	Trustee Dated: November 1, 2011

Sam Ginn* Sam Ginn	Trustee Dated: November 1, 2011

Edith E. Holiday* Edith E. Holiday	Trustee Dated: November 1, 2011

Charles B. Johnson* Charles B. Johnson	Trustee Dated: November 1, 2011

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: November 1, 2011

J. Michael Luttig* J. Michael Luttig	Trustee Dated: November 1, 2011

Frank A. Olson* Frank A. Olson	Trustee Dated: November 1, 2011

Larry D. Thompson* Larry D. Thompson	Trustee Dated: November 1, 2011

John B. Wilson* John B. Wilson	Trustee Dated: November 1, 2011

By:   _/s/ David P. Goss

David P. Goss

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase